Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$8,522,043	$1,288	$1,546	$8,521,785
Small Business Administration (“SBA”) Bonds	123,324,802	1,113,160	189,518	124,248,444
Tax Exempt Municipal Bonds	59,623,185	2,789,233	56,851	62,355,567
Taxable Municipal Bonds	2,016,833	—	19,703	1,997,130
Mortgage-Backed Securities	186,732,705	1,936,847	973,572	187,695,980
Equity Securities	155,000	—	—	155,000
	$380,374,568	$5,840,528	$1,241,190	$384,973,906

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$998,001	$—	$1	$998,000
SBA Bonds	101,280,921	909,361	284,223	101,906,059
Tax Exempt Municipal Bonds	72,248,915	1,185,753	1,899,519	71,535,149
Taxable Municipal Bonds	2,021,192	—	30,062	1,991,130
Mortgage-Backed Securities	183,657,697	2,575,616	972,222	185,261,091
Equity Securities	250,438	117,562	—	368,000
	$360,457,164	$4,788,292	$3,186,027	$362,059,429

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Due in less than one year	$94,518	$93,366
Due in one year to five years	14,669,925	14,751,355
Due in five to ten years	43,982,890	44,292,643
Due in ten years or more	134,894,530	138,140,562
Mortgage-Backed Securities	186,732,705	187,695,980
	$380,374,568	$384,973,906

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$7,556,014	$1,546	$—	$—	$7,556,014	$1,546
SBA Bonds	24,433,422	151,459	5,588,532	38,059	30,021,954	189,518
Tax Exempt Municipal Bonds	4,406,162	13,852	4,328,229	42,999	8,734,391	56,851
Taxable Municipal Bonds	1,997,130	19,703	—	—	1,997,130	19,703
Mortgage-Backed Securities	62,574,910	624,772	23,612,359	348,800	86,187,269	973,572
	$100,967,638	$811,332	$33,529,120	$429,858	$134,496,758	$1,241,190

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$998,000	$1	$—	$—	$998,000	$1
SBA Bonds	28,490,243	228,432	8,212,824	55,791	36,703,067	284,223
Tax Exempt Municipal Bonds	47,405,066	1,899,519	—	—	47,405,066	1,899,519
Taxable Municipal Bonds	1,991,130	30,062	—		1,991,130	30,062
Mortgage-Backed Securities	62,738,366	916,699	5,600,262	55,523	68,338,628	972,222
	$141,622,805	$3,074,713	$13,813,086	$111,314	$155,435,891	$3,186,027